Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 3,600	$ 3,800
Corporate alternative minimum tax	0	11
Deferred tax expense (income)	(6)	(2)
Deferred tax liability	(115)	(163)	$ (235)
Current income tax receivable	7	8
Current income tax payable	33	21
Tagore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	52
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	3,500	3,600
Current income tax payable	2
Uncertain tax provisions	2
United States of America | Unused Research and Development Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	212	175
United States of America | Foreign Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	53	31
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	72	249
Current income tax payable	18	13
Uncertain tax provisions	5	5
California | Unused Research and Development Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	36	21
NEW YORK | Nonrefundable New York Empire Zone
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	944	947
Texas, Minnesota, Vermont, and New Jersey | U.S. Gross Operating Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	10	11
Republic of Singapore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	7	6
Uncertain tax provisions	5	4
NETHERLANDS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	4	0
Other APAC Jurisdictions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	$ 2	$ 0